RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Other Receivables (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Other Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses related to other receivables at beginning of period	$ (24,191)
Additional provisions in the period	(4,165)
Write-offs	433
Recoveries of amounts previously reserved	828
Disposals of subsidiaries	7
Balance sheet reclassifications	(1,099)
Foreign exchange impact	501
Allowance for expected credit losses related to other receivables at end of period	$ (27,686)